Sales Concentration (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Net product sales	$ 1,909,000	$ 1,774,000
Sales Revenue [Member] | One Individual Customer [Member]
Concentration risk percentage	15.00%	20.00%
Sales Revenue [Member] | Two Individual Customers [Member]
Concentration risk percentage	11.00%	16.00%
Sales Revenue [Member] | No Other Individual Customer [Member]
Concentration risk percentage	10.00%	10.00%
Sales Revenue [Member] | Customer Three [Member]
Concentration risk percentage		11.00%